Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) segment reportingUnit	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 13, 2020	Jan. 01, 2020 USD ($)
Significant Accounting Policies [Line Items]
Net gain (loss) on foreign currency transactions	$ (9,000)	$ (4,100)	$ (5,700)
Number of operating segments | segment	1
Number of reporting units | reportingUnit	1
Standard product warranty term	1 year
Cost of sales	$ 800,837	637,631	521,162
Advertising costs	13,500	9,500	8,100
Allowances for credit losses for loans receivable	$ 5,142	9,132	0
QIAGEN N.V. | Thermo Fischer Sceintific
Significant Accounting Policies [Line Items]
Minimum acceptance threshold				66.67%
Acquisition-related expenses recorded within restructuring, acquisition, integration and other expenses		125,500
Payments for expense reimbursement		95,000
Impact of Change in Accounting Policy
Significant Accounting Policies [Line Items]
Allowances for credit losses for other receivables					$ 10,200
Allowances for credit losses for loans receivable			11,543		$ 1,300
Minimum
Significant Accounting Policies [Line Items]
Estimated useful life of assets	3 years
Maximum
Significant Accounting Policies [Line Items]
Estimated useful life of assets	40 years
Patents | Minimum
Significant Accounting Policies [Line Items]
Estimated useful lives finite intangible assets	1 year
Patents | Maximum
Significant Accounting Policies [Line Items]
Estimated useful lives finite intangible assets	20 years
Shipping and Handling | Sales and Marketing Expense
Significant Accounting Policies [Line Items]
Cost of sales	$ 31,700	$ 32,100	$ 27,900